Capital and Reserves - Summary of Equity Attributed to Owners of The Parent - Movements in Other Reserves and Retained Earnings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reserves Within Equity [Line Items]
Balance	£ 64,160	£ 65,688	£ 60,981
Comprehensive income and expense
Profit for the year	6,564	5,849	6,210
Differences on exchange	(2,597)	(2,967)	3,868
Cash flow hedges
– net fair value (losses)/gains	(257)	(246)	(58)
– reclassified and reported in profit for the year	90	53	17
Net investment hedges
– net fair value (losses)/gains	(16)	21	(472)
– differences on exchange on borrowings	(163)	(18)	(236)
Associates – share of OCI, net of tax	(98)	(115)	(38)
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss	44	56	18
Retirement benefit schemes
– net actuarial gains/(losses)	105	(582)	138
– surplus recognition	10	(7)	4
Associates – share of OCI, net of tax	(34)	7	6
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss	(26)	75	(33)
Employee share options
– value of employee services	88	115	121
Dividends and other appropriations
– ordinary shares	(4,747)	(3,476)	(4,463)
Purchase of own shares
Other movements	(4)	35	6
Non-controlling interests – acquisitions			(11)
Balance	62,955	64,160	65,688
Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Balance			60,943
Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Balance	(3,974)	(914)	(4,029)
Comprehensive income and expense
Differences on exchange	(2,582)	(2,948)	3,861
Net investment hedges
– net fair value (losses)/gains	(16)	21	(472)
– differences on exchange on borrowings	(163)	(18)	(236)
Associates – share of OCI, net of tax	(95)	(115)	(38)
Purchase of own shares
Balance	(6,830)	(3,974)	(914)
Translation Reserve | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Balance			(4,029)
Hedging Reserve
Disclosure Of Reserves Within Equity [Line Items]
Balance	(346)	(177)	(132)
Cash flow hedges
– net fair value (losses)/gains	(256)	(246)	(58)
– reclassified and reported in profit for the year	90	53	17
Cash flow hedges reclassified and reported in total assets	(33)	(32)	(22)
Net investment hedges
Associates – share of OCI, net of tax	(3)
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss	44	56	18
Purchase of own shares
Balance	(504)	(346)	(177)
Hedging Reserve | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Balance			(132)
Fair Value Reserve
Disclosure Of Reserves Within Equity [Line Items]
Balance	13	6	17
Investments held at fair value
– reclassified and reported in retained earnings			(8)
Retirement benefit schemes
Associates – share of OCI, net of tax	(31)	7	6
Purchase of own shares
Balance	(18)	13	6
Fair Value Reserve | Accounting policy change (IFRS 9)
Disclosure Of Reserves Within Equity [Line Items]
Balance			(9)
Fair Value Reserve | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Balance			8
Revaluation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Balance	179	179	179
Purchase of own shares
Balance	179	179	179
Revaluation Reserve | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Balance			179
Other
Disclosure Of Reserves Within Equity [Line Items]
Balance	573	573	573
Purchase of own shares
Balance	573	573	573
Other | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Balance			573
Total Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Balance	(3,555)	(333)	(3,392)
Comprehensive income and expense
Differences on exchange	(2,582)	(2,948)	3,861
Cash flow hedges
– net fair value (losses)/gains	(256)	(246)	(58)
– reclassified and reported in profit for the year	90	53	17
Cash flow hedges reclassified and reported in total assets	(33)	(32)	(22)
Investments held at fair value
– reclassified and reported in retained earnings			(8)
Net investment hedges
– net fair value (losses)/gains	(16)	21	(472)
– differences on exchange on borrowings	(163)	(18)	(236)
Associates – share of OCI, net of tax	(98)	(115)	(38)
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss	44	56	18
Retirement benefit schemes
Associates – share of OCI, net of tax	(31)	7	6
Purchase of own shares
Balance	(6,600)	(3,555)	(333)
Total Other Reserves | Accounting policy change (IFRS 9)
Disclosure Of Reserves Within Equity [Line Items]
Balance			(9)
Total Other Reserves | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Balance			(3,401)
Retained Earnings Treasury Shares
Disclosure Of Reserves Within Equity [Line Items]
Balance	(5,261)	(5,242)	(5,195)
Employee share options
– treasury shares used for share option schemes	9
Purchase of own shares
– held in employee share ownership trusts	(17)	(117)	(139)
Other movements	119	98	92
Balance	(5,150)	(5,261)	(5,242)
Retained Earnings Treasury Shares | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Balance			(5,195)
Retained Earnings Other
Disclosure Of Reserves Within Equity [Line Items]
Balance	45,495	43,799	42,130
Comprehensive income and expense
Profit for the year	6,400	5,704	6,032
Investments held at fair value
– reclassified and reported in retained earnings			8
Retirement benefit schemes
– net actuarial gains/(losses)	105	(582)	138
– surplus recognition	10	(7)	4
Associates – share of OCI, net of tax	(3)
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss	(26)	75	(33)
Employee share options
– value of employee services	88	115	121
– treasury shares used for share option schemes	(16)
Dividends and other appropriations
– ordinary shares	(4,747)	(3,476)	(4,463)
Purchase of own shares
Other movements	(115)	(133)	(98)
Non-controlling interests – acquisitions			(11)
Balance	£ 47,191	£ 45,495	43,799
Retained Earnings Other | Accounting policy change (IFRS 9)
Disclosure Of Reserves Within Equity [Line Items]
Balance			(29)
Retained Earnings Other | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Balance			£ 42,101